CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Additional Information [Abstract]
Disclosure of Reconciliation Of Profit (Loss) Before Taxation To Adjusted EBITDA	Gearing ratio (Adjusted Net debt to Adjusted EBITDA)

	US Dollars
Figures in millions	2022	2021	2020
			Restated

Adjusted net debt from continuing operations
Borrowings - non-current portion (note 24)	1,965	1,858	1,789
Lease liabilities - non-current portion (note 14)	102	124	116
Borrowings - current portion (note 24)	18	51	142
Lease liabilities - current portion (note 14)	84	61	37
Total borrowings	2,169	2,094	2,084
Less: cash and cash equivalents (1) (note 22)	(1,106)	(1,154)	(1,330)
Net debt	1,063	940	754

Adjustments:
IFRS16 lease adjustments	(158)	(149)	(106)
Unamortised portion of borrowing costs	33	32	22
Cash restricted for use (note 21)	(60)	(58)	(73)
Adjusted net debt	878	765	597

(1) Net of bank overdraft in 2022.

The Adjusted EBITDA calculation included in this note is based on the formula included in the agreements for compliance with the debt covenant formulas.

Adjusted EBITDA from continuing operations
Profit (loss) before taxation	489	958	1,627
Add back:
Finance costs and unwinding of obligations (note 6)	149	116	177
Interest income	(81)	(58)	(27)
Amortisation of tangible, intangible and right of use assets (note 4)	633	477	575
Other amortisation	(3)	4	6
Associates and joint ventures’ adjustments for amortisation, interest and taxation	165	183	168
EBITDA	1,352	1,680	2,526

Adjustments:
Foreign exchange and fair value adjustments	128	43	—
Dividend income	—	—	(2)
Retrenchment and related costs	6	20	2
Care and maintenance costs (note 5)	—	45	—
Impairment, derecognition of assets and (profit) loss on disposal	304	(11)	1
Profit on disposal of joint ventures	—	—	(19)
Premium on settlement of bonds	—	24	—
Loss (gain) on non-hedge derivatives and other commodity contracts	6	—	5
Associates and joint ventures’ share of costs	1	—	—
Adjusted EBITDA (as defined in the agreements)	1,797	1,801	2,513
Gearing ratio (Adjusted net debt to Adjusted EBITDA)	0.49:1	0.42:1	0.24:1
Maximum debt covenant ratio allowed per agreement	3.5:1	3.5:1	3.5:1